WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 133.2%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	38,431,250	$37,829,687	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	3,025,900	3,027,762
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	12,789,900	13,086,605
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	41,759,325	45,704,819	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	6,352,335	6,519,031	(b)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,089,875	2,146,230	(c)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	13,097,716	10,628,166
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	15,840,715	14,169,494	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	13,086,368	10,228,475
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	2,907,562	1,875,539
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	6,093,983	3,688,015	(a)
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	2,155,503	1,936,046
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	6,538,150	6,451,124	(a)
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	19,356,000	18,941,552	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/24	11,892,100	11,497,816	(a)
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	13,525,785	13,000,594	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	15,355,860	14,647,837
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/25	11,170,955	10,607,534
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	36,968,375	35,259,926	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	2,326,860	2,182,859
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	6,699,360	6,266,682
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	8,644,960	7,996,912
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,185,890	1,055,665
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	7,704,690	6,644,378	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	10,959,796	10,227,313

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $318,938,385)				295,620,061

CORPORATE BONDS & NOTES - 12.3%
COMMUNICATION SERVICES - 0.0%††
Wireless Telecommunication Services - 0.0%††
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	40,000	37,929

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Sands China Ltd., Senior Notes	5.650%	8/8/28	600,000	566,817
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000	166,835
Sands China Ltd., Senior Notes	4.875%	6/18/30	420,000	367,311
Sands China Ltd., Senior Notes	3.500%	8/8/31	400,000	322,121

TOTAL CONSUMER DISCRETIONARY				1,423,084

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2023 Quarterly Report	1

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 5.2%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	3,000	$2,927

Oil, Gas & Consumable Fuels - 5.2%
Apache Corp., Senior Notes	4.250%	1/15/44	440,000	301,309
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	300,000	277,236
Chevron USA Inc., Senior Notes	3.900%	11/15/24	200,000	196,812
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,170,000	1,049,017
EOG Resources Inc., Senior Notes	4.375%	4/15/30	40,000	38,908
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	113,640
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,500,000	3,036,290
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	330,000	245,796
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	109,179
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	730,032
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,314,978
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	510,000	507,046
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,600,000	1,474,960	(d)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,270,373
YPF SA, Senior Notes	8.500%	7/28/25	800,000	757,162	(e)

Total Oil, Gas & Consumable Fuels				11,422,738

TOTAL ENERGY				11,425,665

FINANCIALS - 1.5%
Banks - 1.1%
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	430,000	291,392	(f)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	2,440,000	2,205,351	(f)

Total Banks				2,496,743

Financial Services - 0.4%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.314%	12/21/65	1,010,000	749,120	(d)(f)

TOTAL FINANCIALS				3,245,863

See Notes to Consolidated Schedule of Investments.

2	Western Asset Inflation-Linked Income Fund 2023 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 1.1%
Pharmaceuticals - 1.1%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,520,000	$1,378,579	(d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	540,722	(d)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	1,160,000	490,942	(d)

TOTAL HEALTH CARE				2,410,243

INDUSTRIALS - 1.0%
Aerospace & Defense - 1.0%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,916
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,560,000	2,258,005

TOTAL INDUSTRIALS				2,266,921

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	282,584	(d)

MATERIALS - 2.8%
Metals & Mining - 2.8%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000	755,733	(d)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	550,000	439,128	(d)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	530,000	530,915
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	810,000	783,824
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	1,170,000	1,070,351	(d)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	370,000	366,672	(d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	190,203	(d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	750,478	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	700,000	647,949
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	635,180

TOTAL MATERIALS				6,170,433

TOTAL CORPORATE BONDS & NOTES (Cost - $31,786,928)				27,262,722

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 8.1%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,098,826	520,260
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	241,454	232,322	(d)
BANK, 2021-BN32 XA, IO	0.885%	4/15/54	2,616,869	104,723	(f)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.147%	9/15/54	4,216,794	220,336	(f)
BHMS, 2018-ATLS D (1 mo. Term SOFR + 2.547%)	7.857%	7/15/35	2,520,000	2,391,126	(d)(f)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.416%	2/15/39	542,747	518,265	(d)(f)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.591%	6/15/40	180,000	180,358	(d)(f)
BX Trust, 2021-ARIA D (1 mo. Term SOFR + 2.010%)	7.320%	10/15/36	850,000	808,346	(d)(f)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2023 Quarterly Report	3

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
BX Trust, 2022-CLS A	5.760%	10/13/27	460,000	$424,363	(d)
BXMT Ltd., 2020-FL2 A (1 mo. Term SOFR + 1.014%)	6.328%	2/15/38	450,121	434,909	(d)(f)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	300,000	274,068
Chase Mortgage Finance Trust, 2007-A1 2A3	5.271%	2/25/37	1,575	1,466	(f)
Citigroup Commercial Mortgage Trust, 2016-C3 A3	2.896%	11/15/49	127,600	117,051
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	6/10/28	200,000	198,816	(d)(f)
CRSO Trust, 2023-BRND A	7.121%	7/1/28	430,000	433,233	(d)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	141,839	136,062	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.428%	6/25/30	996,097	69,789	(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057 UI, IO	3.000%	5/15/27	161,304	4,426
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	441,080	14,342
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (30 Day Average SOFR + 2.414%)	7.702%	1/25/50	440,000	437,187	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (30 Day Average SOFR + 1.964%)	7.252%	2/25/50	232,422	233,194	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (30 Day Average SOFR + 5.214%)	10.502%	6/25/50	264,526	285,251	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.188%	4/25/42	600,000	610,888	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (30 Day Average SOFR + 4.114%)	9.402%	5/25/30	440,000	470,271	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.502%	9/25/31	240,000	251,844	(d)(f)

See Notes to Consolidated Schedule of Investments.

4	Western Asset Inflation-Linked Income Fund 2023 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.502%	7/25/39	334,720	$345,048	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.652%	1/25/40	350,000	351,156	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (30 Day Average SOFR + 2.164%)	7.452%	1/25/40	49,081	49,400	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.388%	10/25/41	330,000	328,967	(d)(f)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	1,126,686	11	(f)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	169,973	19	(f)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.116%	2/16/53	567,479	1,342	(f)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.610%	1/16/54	1,759,606	36,204	(f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.148%	2/16/48	111,245	460	(f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.628%	9/16/55	541,313	13,553	(f)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.622%	10/16/56	5,518,018	119,859	(f)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.280%	3/16/52	3,943,912	42,040	(f)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.529%	9/16/57	6,084,529	143,405	(f)
GSR Mortgage Loan Trust, 2004-11 1A1	5.979%	9/25/34	20,830	20,711	(f)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 2.797%)	8.107%	5/15/38	170,000	165,805	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	2,270,000	1,593,004	(d)(f)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	4.105%	2/25/34	2,969	2,724	(f)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	6.225%	4/15/38	450,000	443,765	(d)(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000	768,520	(d)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2023 Quarterly Report	5

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	300,404		$280,972	(d)(f)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	731,206		576,531	(d)(f)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	701,286		700,574	(d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	33,139		13,603
SREIT Trust, 2021-PALM B (1 mo. Term SOFR + 0.924%)	6.234%	10/15/34	830,000		806,127	(d)(f)
Towd Point Mortgage Trust, 2015-2 1B3	3.606%	11/25/60	950,000		793,774	(d)(f)
Towd Point Mortgage Trust, 2020-2 A1A	1.636%	4/25/60	824,616		717,919	(d)(f)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	250,000		184,751	(d)(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $21,244,141)					17,873,140

SOVEREIGN BONDS - 3.5%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	965,000	BRL	192,413

Chile - 1.0%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	2,060,000,000	CLP	2,280,460

Indonesia - 1.3%
Indonesia Treasury Bond	7.000%	5/15/27	43,881,000,000	IDR	2,953,396

Mexico - 1.0%
Mexican Bonos, Bonds	8.000%	11/7/47	16,190,000	MXN	826,179
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	1,480,000		1,430,543

Total Mexico					2,256,722

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		172,062	(d)

TOTAL SOVEREIGN BONDS (Cost - $9,347,757)					7,855,053

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.4%
Brazil - 1.4%
Brazil Notas do Tesouro Nacional Serie B, Notes (Cost - $4,070,724)	6.000%	8/15/50	15,034,611	BRL	3,208,269

ASSET-BACKED SECURITIES - 0.5%
Countrywide Home Equity Loan Trust, 2005-C 2A (1 mo. Term SOFR + 0.294%)	5.605%	7/15/35	176,845		166,158	(f)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. Term SOFR + 0.254%)	5.565%	1/15/37	290,687		261,764	(f)

See Notes to Consolidated Schedule of Investments.

6	Western Asset Inflation-Linked Income Fund 2023 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. Term SOFR + 0.274%)	5.589%	11/25/36	276,564	$270,635	(f)
Morgan Stanley ABS Capital Inc. Trust, 2004- HE7 M1 (1 mo. Term SOFR + 1.014%)	6.329%	8/25/34	533,408	511,632	(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,251,553)				1,210,189

MORTGAGE-BACKED SECURITIES - 0.3%
Fhlmc - 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	93,263	94,343

Fnma - 0.2%
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	459,859	386,616	(f)
Federal National Mortgage Association (FNMA)	6.500%	11/1/52	93,084	95,320

Total FNMA				481,936

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $651,179)				576,279

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $387,290,667)				353,605,713

			SHARES
SHORT-TERM INVESTMENTS - 1.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,237,196)	5.261%		3,237,196	3,237,196	(h)(i)

TOTAL INVESTMENTS - 160.8% (Cost - $390,527,863)				356,842,909
Liabilities in Excess of Other Assets - (60.8)%				(134,945,139)

TOTAL NET ASSETS - 100.0%				$221,897,770

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2023 Quarterly Report	7

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Rate shown is one-day yield as of the end of the reporting period.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $3,237,196 and the cost was $3,237,196 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CD	— Certificate of Deposit
CLP	— Chilean Peso
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Consolidated Schedule of Investments.

8	Western Asset Inflation-Linked Income Fund 2023 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2023

At August 31, 2023, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	5.420%	6/5/2023	9/5/2023	$143,249,920	U.S. Treasury Inflation Protected Securities	$142,269,193
					Cash	4,315,000

				$143,249,920		$146,584,193

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.

At August 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Copper	75	12/23	$7,382,063	$7,166,250	$(215,813)
Euro	4	9/23	540,680	542,625	1,945
Gold 100 Ounce	37	12/23	7,314,623	7,273,830	(40,793)
Japanese Yen	35	9/23	3,183,325	3,015,250	(168,075)
U.S. Treasury 10-Year Notes	19	12/23	2,087,507	2,109,594	22,087
WTI Crude	182	1/24	14,558,962	14,729,260	170,298

					(230,351)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	48	12/23	5,757,667	5,841,000	(83,333)
U.S. Treasury Ultra Long-Term Bonds	33	12/23	4,183,021	4,272,469	(89,448)
WTI Crude	33	9/23	2,730,338	2,759,790	(29,452)

					(202,233)

Net unrealized depreciation on open futures contracts					$(432,584)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2023 Quarterly Report	9

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2023

At August 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,217,474	USD	6,151,243	BNP Paribas SA	10/20/23	$(167,790)
MXN	19,111,313	USD	1,088,843	Goldman Sachs Group Inc.	10/20/23	21,928
MXN	45,428,342	USD	2,631,847	Goldman Sachs Group Inc.	10/20/23	8,498
USD	2,519,523	CLP	2,055,477,440	Goldman Sachs Group Inc.	10/20/23	121,134
USD	1,495,539	IDR	22,576,659,367	JPMorgan Chase & Co.	10/20/23	13,607
INR	219,765,423	USD	2,659,311	Morgan Stanley & Co. Inc.	10/20/23	(9,563)
MYR	8,757,521	USD	1,897,415	Morgan Stanley & Co. Inc.	10/20/23	(3,625)
USD	509,512	BRL	2,521,472	Morgan Stanley & Co. Inc.	10/20/23	4,106
USD	474,403	EUR	429,658	Morgan Stanley & Co. Inc.	10/20/23	7,370
USD	2,026,765	JPY	282,422,892	Morgan Stanley & Co. Inc.	10/20/23	69,917

Net unrealized appreciation on open forward foreign currency contracts						$65,582

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
USD	— United States Dollar

At August 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.40 Index	$7,024,000	6/20/28	5.000% quarterly	$198,447	$(20,732)	$219,179
Markit CDX.NA.IG.40 Index	53,294,000	6/20/28	1.000% quarterly	825,590	376,274	449,316

Total	$60,318,000			$1,024,037	$355,542	$668,495

See Notes to Consolidated Schedule of Investments.

10	Western Asset Inflation-Linked Income Fund 2023 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2023

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2023 Quarterly Report	11

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or

12

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

13

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$295,620,061	—	$295,620,061
Corporate Bonds & Notes	—	27,262,722	—	27,262,722
Collateralized Mortgage Obligations	—	17,873,140	—	17,873,140
Sovereign Bonds	—	7,855,053	—	7,855,053
Non-U.S. Treasury Inflation Protected Securities	—	3,208,269	—	3,208,269
Asset-Backed Securities	—	1,210,189	—	1,210,189
Mortgage-Backed Securities	—	576,279	—	576,279

Total Long-Term Investments	—	353,605,713	—	353,605,713

Short-Term Investments†	$3,237,196	—	—	3,237,196

Total Investments	$3,237,196	$353,605,713	—	$356,842,909

14

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$194,330	—	—	$194,330
Forward Foreign Currency Contracts††	—	$246,560	—	246,560
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	668,495	—	668,495

Total Other Financial Instruments	$194,330	$915,055	—	$1,109,385

Total	$3,431,526	$354,520,768	—	$357,952,294

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$626,914	—	—	$626,914
Forward Foreign Currency Contracts††	—	$180,978	—	180,978

Total	$626,914	$180,978	—	$807,892

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2023. The following transactions were effected in such company for the period ended August 31, 2023.

	Affiliate Value at November 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,529,871	$87,004,317	87,004,317	$87,296,992	87,296,992	—	$134,581	—	$3,237,196

15